Share capital - Summary of share capital (Parenthetical) (Detail) - Rio Tinto plc [member] - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares issued	26,241	33,210	21,709
Number of shares bought back	32,937,109	0	40,912,881
Treasury shares [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares issued	147,126	743,380